[LOGO] HARRIS INSIGHT FUNDS (TM)


                              HARRIS INSIGHT FUNDS

                                    A SHARES
                                    N SHARES

                         Supplement dated April 4, 2005
                       to the Prospectus dated May 1, 2004

The following text replaces the corresponding paragraph under the section entitled Portfolio Managers - Portfolio Managers of the Harris Insight Equity Funds.

SMALL-CAP OPPORTUNITY FUND

C. THOMAS JOHNSON, CFA, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)
Mr. Johnson joined HIM in 1990. He was appointed co-manager of the Fund in April 2005 and has 34 years of experience in portfolio management. Mr. Johnson is also manager of the Balanced Fund.

DANIEL L. SIDO, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)
Prior to joining HIM in 1994, Mr. Sido served as portfolio manager for a trust company, managing equity and fixed income portfolios. He has over 20 years of investment management experience and was appointed co-manager of the Fund in April 2005. Mr. Sido is also co-manager of the Equity Fund and manager of the Index Fund.

SMALL-CAP VALUE FUND

T. ANDREW JANES, PARTNER AND PORTFOLIO MANAGER (HIM)
Mr. Janes joined HIM in 1999. He was appointed co-manager of the Fund in April 2005 and has 19 years of portfolio management, investment research and trust administration experience. Mr. Janes is also manager of the Core Equity Fund.

WILLIAM O. LESZINSKE, PRESIDENT AND CHIEF INVESTMENT OFFICER (HIM)
Mr. Leszinske joined HIM in 1995. He was appointed manager of the Fund in April 2005 and has 37 years of portfolio management and investment research experience.


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                        [LOGO] HARRIS INSIGHT FUNDS (TM)

                              HARRIS INSIGHT FUNDS

                              INSTITUTIONAL SHARES

                         Supplement dated April 4, 2005
                       to the Prospectus dated May 1, 2004

The following text replaces the corresponding paragraph under the section entitled Portfolio Managers - Portfolio Managers of the Harris Insight Equity Funds.

SMALL-CAP AGGRESSIVE GROWTH FUND

T. ANDREW JANES, PARTNER AND PORTFOLIO MANAGER (HIM)
Mr. Janes joined HIM in 1999. He was appointed co-manager of the Fund in April 2005 and has 19 years of portfolio management, investment research and trust administration experience. Mr. Janes is also manager of the Core Equity Fund and co-manager of the Small-Cap Value Fund.

WILLIAM O. LESZINSKE, PRESIDENT AND CHIEF INVESTMENT OFFICER (HIM)
Mr. Leszinske joined HIM in 1995. He was appointed manager of the Fund in April 2005 and has 37 years of portfolio management and investment research experience. Mr. Leszinske is also co-manager of the Small-Cap Value Fund.

SMALL-CAP OPPORTUNITY FUND

C. THOMAS JOHNSON, CFA, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)
Mr. Johnson joined HIM in 1990. He was appointed co-manager of the Fund in April 2005 and has 34 years of experience in portfolio management. Mr. Johnson is also manager of the Balanced Fund.

DANIEL L. SIDO, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)
Prior to joining HIM in 1994, Mr. Sido served as portfolio manager for a trust company, managing equity and fixed income portfolios. He has over 20 years of investment management experience and was appointed co-manager of the Fund in April 2005. Mr. Sido is also co-manager of the Equity Fund and manager of the Index Fund.

SMALL-CAP VALUE FUND

T. ANDREW JANES, PARTNER AND PORTFOLIO MANAGER (HIM)
Mr. Janes was appointed co-manager of the Fund in April 2005. See information in the Small-Cap Aggressive Growth Fund.

WILLIAM O. LESZINSKE, PRESIDENT AND CHIEF INVESTMENT OFFICER (HIM) Mr. Leszinske was appointed co-manager of the Fund in April 2005. See information in the Small-Cap Aggressive Growth Fund.